COST OF SALES - Schedule of Breakdown of Production Costs (Details) - Cost of Sales - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Fees and compensation for services	$ 4,824,164	$ 6,224,735	$ 6,122,508
Salaries, wages, and social security contributions	48,315,608	49,158,340	48,170,901
Transport and traveling expenses	2,707,952	2,419,876	2,179,660
Data processing	165,897	184,139	120,484
Taxes, duties, contributions, and commissions	5,511,485	6,027,942	6,218,524
Depreciation and amortization	31,860,526	40,557,578	36,155,471
Preservation and maintenance costs	28,848,789	28,111,393	28,360,476
Communications	265,395	302,747	293,150
Leases	559,015	533,776	337,557
Employee benefits	1,580,643	1,469,734	1,329,001
Water, natural gas, and energy services	92,341	71,633	62,353
Freight and tolls	33,085,274	35,201,204	31,589,306
Fuels	50,755,980	52,325,243	41,838,109
Insurance	1,183,817	1,099,379	949,784
Packaging	10,590,791	11,449,210	12,539,651
Electric power	24,278,677	28,865,993	29,872,012
Contractors	24,927,448	22,776,427	22,759,383
Canon (concession fee)	210,582	232,174	239,768
Security	1,427,618	1,495,425	1,537,416
Others	3,937,480	4,462,876	4,158,678
Total	$ 275,129,482	$ 292,969,824	$ 274,834,192